BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
1
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 95.9%
Basic Materials - 3.5%
200 Air Products and Chemicals, Inc. $ 51,610
400 Packaging Corp. of America 73,024
600 Rio Tinto PLC, ADR 39,558
164,192
Capital Goods / Industrials - 7.5%
400 3M Co. 40,876
300 L3Harris Technologies, Inc. 67,374
110 Parker-Hannifin Corp. 55,639
1,800 RTX Corp. 180,702
344,591
Communication Services - 5.4%
7,600 AT&T, Inc. 145,236
2,300 Comcast Corp., Class A 90,068
300 Verizon Communications, Inc. 12,372
247,676
Consumer Discretionary - 10.3%
700 Darden Restaurants, Inc. 105,924
400 Genuine Parts Co. 55,328
800 Hasbro, Inc. 46,800
2,300 Kontoor Brands, Inc. 152,145
600 Lear Corp. 68,526
200 Lowe's Cos., Inc. 44,092
472,815
Consumer Staples - 8.0%
800 Ingredion, Inc. 91,760
3,500 Kenvue, Inc. 63,630
1,310 Molson Coors Beverage Co., Class B 66,587
300 PepsiCo., Inc. 49,479
400 Target Corp. 59,216
200 The Hershey Co. 36,766
367,438
Energy - 9.8%
400 Chevron Corp. 62,568
1,100 ConocoPhillips 125,818
1,400 Equinor ASA, ADR 39,984
6,200 Kinder Morgan, Inc. 123,194
700 Phillips 66 98,819
450,383
Financials - 18.1%
1,500 Air Lease Corp. 71,295
1,100 American International Group, Inc. 81,664
1,100 Brookfield Asset Management, Ltd., Class
A 41,855
1,200 Citigroup, Inc. 76,152
500 CME Group, Inc. 98,300
4,700 Corebridge Financial, Inc. 136,864
1,200 MetLife, Inc. 84,228
3,000 Radian Group, Inc. 93,300
900 The Charles Schwab Corp. 66,321
1,400 Wells Fargo & Co. 83,146
833,125
Health Care - 12.9%
140 Amgen, Inc. 43,743
700 Cardinal Health, Inc. 68,824
4,336 Koninklijke Philips NV, ADR 109,267
1,550 Medtronic PLC 122,001
1,300 Merck & Co., Inc. 160,940
3,200 Pfizer, Inc. 89,536
594,311
Real Estate - 5.6%
4,200 Healthcare Realty Trust, Inc. REIT 69,216
1,104 Realty Income Corp. REIT 58,313
2,600 VICI Properties, Inc. REIT 74,464
Shares Security Description Value
Real Estate - 5.6% (continued)
2,000 Weyerhaeuser Co. REIT $ 56,780
258,773
Technology - 10.2%
1,200 Cisco Systems, Inc. 57,012
750 International Business Machines Corp. 129,713
900 NetApp, Inc. 115,920
400 NXP Semiconductors NV 107,636
300 Texas Instruments, Inc. 58,359
468,640
Transportation - 2.6%
250 FedEx Corp. 74,960
200 Union Pacific Corp. 45,252
120,212
Utilities - 2.0%
1,200 Pinnacle West Capital Corp. 91,656
Total Common Stock (Cost $3,362,630) 4,413,812
Shares Security Description Value
Money Market Fund - 3.9%
177,882 First American Government Obligations
Fund, Class X, 5.24%
(a)
(Cost $177,882) 177,882
Investments, at value - 99.8% (Cost $3,540,512) $ 4,591,694
Other Assets & Liabilities, Net - 0.2% 9,057
Net Assets - 100.0% $ 4,600,751
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
2
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 4,591,694
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 4,591,694

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
3
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 96.9%
Basic Materials - 3.5%
200 Air Products and Chemicals, Inc. $ 51,610
5,900 Graphic Packaging Holding Co. 154,639
500 Packaging Corp. of America 91,280
297,529
Capital Goods / Industrials - 5.7%
600 3M Co. 61,314
300 Cummins, Inc. 83,079
4,400 nVent Electric PLC 337,084
481,477
Communication Services - 6.0%
600 Alphabet, Inc., Class A 109,290
9,200 AT&T, Inc. 175,812
3,800 Comcast Corp., Class A 148,808
7,000 Paramount Global, Class B 72,730
506,640
Consumer Discretionary - 6.4%
1,200 Aptiv PLC
(a)
84,504
1,000 Genuine Parts Co. 138,320
4,700 Kontoor Brands, Inc. 310,905
533,729
Consumer Staples - 3.9%
7,900 Kenvue, Inc. 143,622
1,600 Mondelez International, Inc., Class A 104,704
500 PepsiCo., Inc. 82,465
330,791
Energy - 9.7%
2,600 Devon Energy Corp. 123,240
11,000 Kinder Morgan, Inc. 218,570
3,100 Schlumberger NV 146,258
450 Texas Pacific Land Corp. 330,422
818,490
Financials - 22.9%
2,600 Air Lease Corp. 123,578
1,500 American Express Co. 347,325
3,100 American International Group, Inc. 230,144
500 Berkshire Hathaway, Inc., Class B
(a)
203,400
3,075 Brookfield Corp. 127,735
400 Cboe Global Markets, Inc. 68,024
1,100 CME Group, Inc. 216,260
7,000 Corebridge Financial, Inc. 203,840
700 Interactive Brokers Group, Inc. 85,820
1,500 The Charles Schwab Corp. 110,535
2,700 W R Berkley Corp. 212,166
1,928,827
Health Care - 20.1%
1,500 AstraZeneca PLC, ADR 116,985
3,700 Avantor, Inc.
(a)
78,440
800 Becton Dickinson & Co. 186,968
1,400 Cardinal Health, Inc. 137,648
6,300 Fortrea Holdings, Inc.
(a)
147,042
10,708 Koninklijke Philips NV, ADR 269,842
650 Labcorp Holdings, Inc. 132,281
2,400 Medtronic PLC 188,904
1,800 Merck & Co., Inc. 222,840
200 Regeneron Pharmaceuticals, Inc.
(a)
210,206
1,691,156
Real Estate - 3.9%
10,000 Healthcare Realty Trust, Inc. REIT 164,800
2,071 Realty Income Corp. REIT 109,390
2,000 Weyerhaeuser Co. REIT 56,780
330,970
Shares Security Description Value
Technology - 13.4%
2,300 Cisco Systems, Inc. $ 109,273
1,500 Coherent Corp.
(a)
108,690
3,200 Corning, Inc. 124,320
3,400 Intel Corp. 105,298
1,300 International Business Machines Corp. 224,835
1,200 NetApp, Inc. 154,560
1,100 NXP Semiconductors NV 295,999
1,122,975
Transportation - 1.4%
500 Union Pacific Corp. 113,130
Total Common Stock (Cost $5,335,408) 8,155,714
Shares Security Description Value
Money Market Fund - 4.2%
352,933 First American Government Obligations
Fund, Class X, 5.24%
(b)
(Cost $352,933) 352,933
Investments, at value - 101.1% (Cost $5,688,341) $ 8,508,647
Other Assets & Liabilities, Net - (1.1)% (95,359)
Net Assets - 100.0% $ 8,413,288
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 8,508,647
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 8,508,647

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
4
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.